Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Nature of Operations [Abstract]
Cash flow from operating activities	$ (4,151,135)	$ 4,642,892	$ (7,926,491)
Working capital	10,192,102
Restricted cash	$ 34,728
Residual value	5.00%
VAT Description	The Company is subject to a VAT rate of 17% before May 1, 2018, 16% on and after May 1, 2018, and a new VAT rate of 13% effective on April 1, 2019. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.
Payment terms	1 year
Grants received	$ 194,001	169,827	220,245
Shipping and handling costs	181,556	78,281	24,231
Advertising costs	$ 8,513	5,873	11,724
Tax benefit	50.00%
PRC tax authorities term	5 years
Cash and cash equivalents	$ 7,067,247	$ 5,174,693	$ 4,062,055